Business Combination (Tables)	12 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Schedule of Allocation of the Purchase Price	The allocation of the purchase price as of the date of acquisition is summarized as follows:
January 1, 2022
Net assets acquired	963,052
Goodwill	227,683
Foreign exchange adjustment	196,690
$1,387,425

Fair value of noncontrolling interest on acquisition date	$329,711
Total purchase price in cash	1,057,714
$1,387,425

Schedule of Net Assets Acquired Primarily Consisted	Net assets acquired primarily consisted of the following:
January 1, 2022
Cash	459,792
Inventories	105,638
Other current assets	50,158
Property and equipment, net	802,137
$1,417,725
Less: other current liabilities	(454,673)
$963,052